STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended		12 Months Ended
	Apr. 22, 2021	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				7,843,107	3,692,699
Expiration term	10 years
Share based compensation expense		$ 104.6	$ 1.4
Stock-based compensation expense due to accelerated vesting of restricted stock		0.5
Stock-based compensation expense due to the modification		49.0
Total unrecognized stock-based compensation expense		$ 106.2
Total unrecognized stock-based compensation expense expected to be recognized over a weighted-average period		1 year 5 months 26 days
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		$ 6.8
Selling, general and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense		$ 97.8
Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	6,799,414
Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	1,540,712
Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	251,828
Vesting percentage	0.33%
Share-based Payment Arrangement, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.33%
Vest 1/3 on the two-year anniversary of the Closing of the IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.33%
Vest on the first anniversary of the Closing of the IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	22,367
Vest on the nine-month anniversary of the Closing of the IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	51,316
Vest evenly on each of the first three anniversaries of the Closing of the IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted shares vested	15,790
Vest 25% annually on each of the first four anniversaries of the Closing of the IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	886,862
Vesting percentage	25.00%
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	8,340,126	8,340,126
Number of Restricted shares vested		84,687
Restricted stock awards | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	8,340,126
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	341,301	341,301
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	886,862	886,862
Strike price	$ 19.00
weighted average grant-date fair		$ 7.20